CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - USD ($) $ in Thousands	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of convertible preferred stock, net of issuance cost	$ 243,536	$ 496,619
Issuance of convertible preferred stock, net of issuance cost (in shares)	262,070,014	181,261,150
Retroactive application of recapitalization	$ (243,536)	$ (496,619)	$ 28	$ 740,127			$ 740,155
Beginning Balance at Dec. 31, 2019			$ 2			$ (8,508)	(8,506)
Beginning Balance (in shares) at Dec. 31, 2019			12,853,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retroactive application of recapitalization	$ (243,536)	$ (496,619)	$ 28	740,127			740,155
Issuance of common stock			$ 1				1
Issuance of common stock (in shares)			7,524,125
Vesting of restricted common stock			$ 1	69			70
Vesting of restricted common stock (in shares)			12,018,778
Modification Of Restricted Common Stock			$ 1				1
Modification Of Restricted Common Stock, Share			(12,069,750)
Stock-based compensation				346			346
Net loss						(249,983)	(249,983)
Ending Balance at Dec. 31, 2020			$ 31	740,542		(258,491)	482,082
Ending Balance (in shares) at Dec. 31, 2020			298,295,250
Increase (Decrease) in Temporary Equity [Roll Forward]
Retroactive application of recapitalization (in shares)	(262,070,014)	(181,261,150)	277,968,597
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retroactive application of recapitalization (in shares)	(262,070,014)	(181,261,150)	277,968,597
Issuance of convertible preferred stock, net of issuance cost		$ 71,256
Issuance of convertible preferred stock, net of issuance cost (in shares)		26,133,332
Retroactive application of recapitalization		$ (71,256)	$ 2	71,254			71,256
Retroactive application of recapitalization		$ (71,256)	2	71,254			71,256
Vesting of restricted common stock			$ 1	693			694
Vesting of restricted common stock (in shares)			9,608,840
Shares issued in Business Combination and related PIPE Financing, net of transaction costs and acquired liabilities			$ 14	764,153			764,167
Shares issued in Business Combination and related PIPE Financing, net of transaction costs and acquired liabilities (in shares)			144,572,306
Contingent earn-out liability and warrant liabilities recognized upon closing of the Business Combination				270,101			270,101
Exercise of stock options			$ 1	320			321
Exercise of stock options (in shares)			507,446
Foreign currency translation adjustments					$ 1		1
Stock-based compensation				26,226			26,226
Net loss						(100,009)	(100,009)
Ending Balance at Dec. 31, 2021			$ 49	$ 1,873,289	$ 1	$ (358,500)	$ 1,514,839
Ending Balance (in shares) at Dec. 31, 2021			469,369,433
Increase (Decrease) in Temporary Equity [Roll Forward]
Retroactive application of recapitalization (in shares)		(26,133,332)	16,385,591
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retroactive application of recapitalization (in shares)		(26,133,332)	16,385,591